PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 12.0%
Certificates of Deposit 9.9%
Bank of America NA, SOFR + 0.580%	3.630%(c)	10/06/23	97,500	$97,352,002
Bank of Montreal,
SOFR + 0.290%	3.340(c)	02/28/23	90,000	89,918,445
SOFR + 0.610%	3.660(c)	07/21/23	150,000	149,858,835

BNP Paribas SA, SOFR + 0.530%	3.580(c)	05/22/23	92,000	91,899,851
Canadian Imperial Bank of Commerce, SOFR + 0.570% (Cap N/A, Floor 0.000%)	3.620(c)	07/10/23	100,000	99,897,690
Cooperatieve Rabobank UA, SOFR + 0.650%	3.700(c)	07/07/23	87,000	86,978,492
Nordea Bank Abp,
SOFR + 0.540%	3.590(c)	05/25/23	115,000	114,893,228
SOFR + 0.710%	3.760(c)	07/20/23	160,000	159,937,733
Royal Bank of Canada,
SOFR + 0.730% (Cap N/A, Floor 0.000%)	3.780(c)	08/11/23	150,000	149,965,030
US Federal Funds Effective Rate + 0.690% (Cap N/A, Floor 0.000%)	3.770(c)	08/02/23	100,000	100,007,485

Skandinaviska Enskilda Banken AB, SOFR + 0.730%	3.780(c)	03/17/23	100,000	100,052,581
Svenska Handelsbanken,
SOFR + 0.250%	3.300(c)	02/24/23	120,000	119,886,190
SOFR + 0.510%	3.560(c)	03/28/23	55,000	54,980,458
SOFR + 0.540%	3.590(c)	06/01/23	230,000	229,763,394
SOFR + 0.700%	3.750(c)	03/15/23	84,000	84,038,843
Swedbank AB,
SOFR + 0.710%	3.760(c)	07/19/23	100,000	99,979,758
SOFR + 0.720%	3.770(c)	08/08/23	95,000	94,969,898
Toronto-Dominion Bank (The),
SOFR + 0.650%	3.050(c)	07/03/23	32,000	31,977,512
USOIS + 0.520%	3.600(c)	06/30/23	50,000	49,922,698

Westpac Banking Corp., SOFR + 0.500%	3.550(c)	03/30/23	70,000	69,985,526

Total Certificates of Deposit (cost $2,077,500,000)				2,076,265,649
Commercial Paper 0.7%
Bank of America Securities, Inc., 144A, SOFR + 0.520%	3.050(c)	06/01/23	115,000	114,879,800
Federation Des Caisses Desjardins, 144A, SOFR + 0.600%	2.050(c)	06/23/23	38,000	37,980,172

Total Commercial Paper (cost $153,000,000)				152,859,972

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 0.9%
Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.280%	3.330%(c)	12/14/22	87,000	$86,992,006
Sr. Unsec’d. Notes, MTN, SOFR + 0.750%	3.800(c)	07/25/23	106,000	106,115,748

Total Corporate Bonds (cost $193,000,000)				193,107,754
Municipal Bonds 0.5%
Arizona 0.2%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	3.050(cc)	01/01/61	50,000	50,000,000
Illinois 0.1%
Illinois Finance Authority, Revenue Bonds	3.070(cc)	10/01/42	23,500	23,500,000
Texas 0.2%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	3.050(cc)	08/01/45	30,000	30,000,000

Total Municipal Bonds (cost $103,500,000)				103,500,000

Total Long-Term Investments (cost $2,527,000,000)				2,525,733,375

Short-Term Investments 88.4%
Certificates of Deposit 12.4%
Bank of America NA, SOFR + 0.510%	3.560(c)	03/15/23	50,000	50,002,725
Bank of Nova Scotia,
SOFR + 0.250%	3.300(c)	02/17/23	112,000	111,917,167
SOFR + 0.600%	3.650(c)	12/19/22	25,000	25,009,241
SOFR + 0.620%	3.670(c)	04/10/23	180,000	179,999,629
SOFR + 0.620% (Cap N/A, Floor 0.000%)	3.670(c)	05/12/23	90,500	90,462,360

BNP Paribas Fortis SA, SOFR + 0.700%	3.750(c)	04/28/23	115,000	115,001,926
BNP Paribas SA, SOFR + 0.250%	3.300(c)	02/22/23	65,000	64,949,196
Canadian Imperial Bank of Commerce,
SOFR + 0.150%	3.200(c)	11/04/22	21,000	21,000,204

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Certificates of Deposit (Continued)
Canadian Imperial Bank of Commerce, (cont’d.)
SOFR + 0.400%	3.450%(c)	11/10/22	124,000	$124,010,624
SOFR + 0.620%	3.670(c)	12/21/22	120,000	120,050,916

Citibank NA	3.550	02/06/23	79,500	79,256,604

Citibank NA	3.600	02/10/23	75,000	74,766,299

Citibank NA, Series Cd, SOFR + 0.600% (Cap N/A, Floor 0.000%)	3.650(c)	09/22/23	144,000	143,679,908

Credit Agricole Corporate & Investment Bank SA	3.690	12/22/22	28,000	27,989,999
MUFG Bank Ltd., SOFR + 0.450%	3.500(c)	11/30/22	153,000	153,033,359
Natixis SA, SOFR + 0.500%	3.550(c)	02/01/23	114,000	114,020,743
Nordea Bank Abp,
SOFR + 0.400%	3.450(c)	11/18/22	100,000	100,013,532
SOFR + 0.550%	3.600(c)	02/21/23	35,000	35,003,743
Royal Bank of Canada,
SOFR + 0.500% (Cap N/A, Floor 0.000%)	3.550(c)	07/17/23	10,000	9,982,900
SOFR + 0.670% (Cap N/A, Floor 0.000%)	3.720(c)	07/07/23	10,000	9,995,814
SOFR + 0.700% (Cap N/A, Floor 0.000%)	3.750(c)	10/06/23	140,000	139,860,462

State Street Bank & Trust Co.	4.300	03/27/23	40,000	39,913,280

State Street Bank & Trust Co., SOFR + 0.300%	3.350(c)	03/27/23	15,000	14,977,159

Sumitomo Mitsui Banking Corp., SOFR + 0.500%	3.550(c)	12/22/22	70,000	70,013,984
Svenska Handelsbanken, SOFR + 0.430% (Cap N/A, Floor 0.000%)	3.480(c)	12/22/22	20,000	20,002,411
Toronto-Dominion Bank (The),
SOFR + 0.250%	0.300(c)	02/09/23	35,000	34,978,388
SOFR + 0.750%	3.790(c)	07/26/23	115,000	115,027,813

Truist Bank	3.110	11/02/22	35,000	34,999,808

Truist Bank	3.490	11/07/22	142,000	142,007,952

Truist Bank	3.700	01/03/23	150,000	149,933,386

Truist Bank	3.750	12/02/22	194,000	194,006,402

Total Certificates of Deposit (cost $2,606,995,265)				2,605,867,934
Commercial Paper 35.3%
Apple, Inc., 144A	3.111(n)	11/01/22	46,000	45,996,059
Archer Daniels Midland Co., 144A	3.202(n)	11/04/22	50,000	49,981,839
Australia & New Zealand Banking Group Ltd., 144A, SOFR + 0.280%	3.040(c)	02/24/23	61,000	60,949,152

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Automatic Data Processing, Inc.,
144A	3.050%(n)	11/01/22	280,000	$279,976,113
144A	3.071(n)	11/02/22	150,000	149,973,808

Banco Santander SA, 144A	3.291(n)	12/01/22	75,000	74,757,295
Bank of America Securities, Inc.,
144A, SOFR + 0.500%	1.260(c)	03/09/23	61,000	60,982,749
144A, SOFR + 0.600%	3.050(c)	03/03/23	97,000	97,008,797
144A, SOFR + 0.850%	3.050(c)	10/18/23	37,000	37,000,009

Bank of Montreal, 144A	0.000(cc)	05/02/23	87,000	86,990,894
Banner Health	3.160(n)	11/02/22	12,500	12,497,796
Baptist Health South Florida, Inc.	3.046(n)	11/15/22	28,000	27,957,102

Baptist Health South Florida, Inc.	3.623(n)	12/15/22	26,000	25,871,138
BNP Paribas SA,
144A, SOFR + 0.420%	3.470(c)	12/07/22	140,000	140,035,239
144A, SOFR + 0.720%	3.770(c)	08/04/23	120,000	119,949,892
CDP Financial, Inc.,
144A	2.830(n)	11/02/22	45,000	44,992,152
144A	2.891(n)	11/08/22	30,000	29,976,860
144A	2.901(n)	11/07/22	11,000	10,992,599
144A	2.912(n)	11/16/22	64,000	63,898,795
144A	3.560(n)	12/15/22	90,000	89,568,562
144A	3.701(n)	12/14/22	94,500	94,057,982
144A, SOFR + 0.600%	3.640(c)	04/20/23	100,000	99,977,205
144A, SOFR + 0.750%	3.790(c)	07/25/23	75,000	74,996,042
Citigroup Global Markets Inc.,
144A	3.030(n)	06/06/23	70,000	67,800,440
144A	3.203(n)	01/11/23	64,000	63,464,960
144A	3.356(n)	01/10/23	27,000	26,777,841
144A, SOFR + 0.650%	3.690(c)	09/20/23	218,500	218,113,602

DNB Bank ASA, 144A, SOFR + 0.550%	3.050(c)	03/23/23	100,000	100,059,315
Federation Des Caisses Desjardins,
144A	2.839(n)	11/03/22	47,700	47,687,228
144A	2.870(n)	11/04/22	12,925	12,920,294
144A	3.140(n)	12/01/22	119,500	119,116,379
144A	3.620(n)	12/13/22	15,000	14,931,415
144A, SOFR + 0.180%	3.040(c)	12/22/22	80,000	79,988,910
144A, SOFR + 0.510%	3.560(c)	03/17/23	141,000	141,005,775

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

GlaxoSmithKline LLC, 144A	3.092%(n)	11/03/22	95,000	$94,974,532
Goldman Sachs International,
144A, SOFR + 0.300%	3.340(c)	12/28/22	220,000	219,961,361
144A, SOFR + 0.620%	3.660(c)	06/23/23	54,500	54,461,050
144A, SOFR + 0.650%	3.690(c)	03/24/23	135,000	135,024,997

Hydro-Quebec, 144A	3.101(n)	11/02/22	54,000	53,990,718
John Deere Ltd.,
144A	3.112(n)	11/03/22	110,000	109,970,657
144A	3.286(n)	11/15/22	50,000	49,926,042
144A	3.613(n)	11/22/22	20,000	19,955,756
144A	4.285(n)	01/05/23	70,000	69,488,463

Johns Hopkins Health System	3.084(n)	11/03/22	12,500	12,496,659
JPMorgan Securities LLC,
SOFR + 0.380%	3.040(c)	02/27/23	53,000	52,968,645
144A, SOFR + 0.000%	3.040(c)	05/25/23	95,000	94,920,914
144A, SOFR + 0.400%	1.200(c)	11/18/22	100,000	100,013,485
KFW,
144A	2.830(n)	11/16/22	125,000	124,832,889
144A	3.312(n)	12/13/22	133,000	132,457,807
144A	3.470(n)	12/14/22	15,000	14,937,355
144A	3.562(n)	12/19/22	90,000	89,572,597
Mitsubishi Corp.,
144A	2.872(n)	11/01/22	50,000	49,995,689
144A	3.205(n)	11/04/22	215,000	214,921,239
144A	3.425(n)	11/08/22	21,000	20,983,662
144A	3.574(n)	11/07/22	45,000	44,969,463
144A	3.604(n)	11/09/22	30,000	29,973,660
National Securities Clearing Corp.,
144A	3.103(n)	11/01/22	63,000	62,994,620
144A	3.103(n)	11/02/22	50,000	49,991,280
144A	3.124(n)	11/03/22	63,000	62,983,184
144A	3.134(n)	11/09/22	35,000	34,969,533
144A	3.135(n)	11/04/22	30,000	29,989,110
144A	3.256(n)	11/07/22	49,000	48,967,034

Nestle Finance International Ltd., 144A	3.305(n)	11/07/22	25,000	24,983,521
Ontario Teachers’ Finance Trust,
144A	2.276(n)	12/08/22	21,000	20,916,277
144A	3.151(n)	01/12/23	20,000	19,833,601

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Pacific Life Insurance Company,
144A	3.062%(n)	11/01/22	50,000	$49,995,716
144A	3.062(n)	11/03/22	50,000	49,986,613
144A	3.492(n)	11/07/22	50,000	49,966,264

Port Authority of New York & New Jersey	3.600	11/28/22	10,000	10,001,484

Port Authority of New York & New Jersey	3.650	11/22/22	8,000	8,000,230
Province of Quebec,
144A	3.111(n)	11/01/22	35,000	34,997,115
144A	3.111(n)	11/04/22	40,000	39,985,916
PSP Capital, Inc.,
144A	2.770(n)	11/01/22	60,000	59,994,877
144A	2.771(n)	11/03/22	60,000	59,983,985
144A	2.810(n)	11/02/22	120,000	119,979,073
144A	2.810(n)	11/04/22	60,000	59,978,220
144A	2.820(n)	11/09/22	25,000	24,978,238
144A	3.680(n)	12/12/22	48,000	47,786,640

Robert Bosch Finance Corp., 144A	3.202(n)	11/04/22	29,000	28,989,305
Royal Bank of Canada, 144A, SOFR + 0.350%	3.050(c)	02/28/23	50,000	49,967,885
Skandinaviska Enskilda Banken AB, 144A, SOFR + 0.610%	3.650(c)	04/20/23	135,000	134,957,802
ST Engineering North America, Inc.,
144A	2.800(n)	11/01/22	40,000	39,996,603
144A	2.870(n)	11/14/22	78,000	77,892,923
144A	2.871(n)	11/07/22	75,000	74,949,541
STE Transcore Holdings, Inc.,
144A	3.169(n)	11/01/22	150,000	149,986,678
144A	3.828(n)	12/15/22	30,000	29,852,438
Swedbank AB,
SOFR + 0.410%	3.460(c)	11/14/22	75,000	75,008,735
SOFR + 0.500%	3.550(c)	12/15/22	94,500	94,526,877

Target Corporation, 144A	3.454(n)	11/07/22	72,000	71,951,420
Texas A&M University	3.450	12/01/22	8,000	7,999,245

Texas A&M University	3.450	12/07/22	11,250	11,249,322

Texas A&M University	4.200	01/25/23	8,000	8,000,910

Texas A&M University	4.200	01/26/23	8,000	8,000,929

Texas Public Finance Auth.	3.700	12/07/22	21,000	21,001,002

Texas Public Finance Auth.	3.850	01/05/23	23,150	23,139,076

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

Total Capital Canada Ltd., 144A	3.098%(n)	11/03/22	145,000	$144,961,140
TotalEnergies Capital Canada Ltd., 144A	3.397(n)	11/07/22	115,000	114,921,960
Toyota Credit Canada, Inc.	2.255(n)	11/29/22	50,000	49,849,643

Toyota Credit Canada, Inc.	2.398(n)	12/07/22	50,000	49,805,802

Toyota Credit Canada, Inc.	3.819(n)	02/06/23	50,000	49,406,420

Toyota Credit Canada, Inc., SOFR + 0.750%	3.040(c)	07/18/23	50,000	50,012,907

Toyota Finance Australia Ltd.	3.234(n)	12/16/22	73,000	72,654,126
Toyota Motor Credit Corp., SOFR + 0.370%	3.040(c)	03/07/23	35,000	34,980,219
Trinity Health Corp.	3.658(n)	11/17/22	33,000	32,944,523
UBS AG, 144A, SOFR + 0.310%	3.040(c)	02/17/23	50,000	49,960,933
Unilever Capital Corp., 144A	3.109(n)	11/07/22	205,000	204,861,682
Unilever Finance Netherlands BV, 144A	3.404(n)	11/07/22	25,000	24,983,132
Westpac Banking Corp.,
144A, SOFR + 0.500%	3.550(c)	03/23/23	50,000	49,989,591
144A, SOFR + 0.650%	3.700(c)	04/28/23	125,000	125,001,661

Yale University	2.860(n)	11/15/22	14,000	13,979,251

Yale University	3.429(n)	11/16/22	7,000	6,988,906

Yale University	4.103(n)	01/18/23	10,000	9,909,435

Total Commercial Paper (cost $7,427,856,069)				7,424,996,431
Repurchase Agreements 34.4%
Amherst Pierpont Securities LLC,
3.055%, dated 10/26/22, due 11/02/22 in the amount of $225,133,656 collateralized by FHLMC (coupon rates 0.000%-5.000%, maturity dates 07/15/32-09/01/52) and FNMA (coupon rates 1.563%-6.500%, maturity dates 02/01/24-11/01/52) with the aggregate value, including accrued interest, of $229,636,329.			225,000	225,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Amherst Pierpont Securities LLC, (cont’d.)
3.055%, dated 10/27/22, due 11/03/22 in the amount of $225,133,656 collateralized by FHLMC (coupon rates 2.000%-5.000%, maturity dates 12/01/29-11/01/52), FNMA (coupon rates 2.000%-7.500%, maturity dates 06/01/27-11/01/52) and U.S. Treasury Securities (coupon rate 0.125%, maturity date 10/15/24) with the aggregate value, including accrued interest, of $229,636,329.	225,000	$225,000,000
3.05%, dated 10/31/22, due 11/01/22 in the amount of $500,042,361 collateralized by FFCSB (coupon rates 1.260%-5.480%, maturity dates 10/15/30-08/18/42), FHLMC (coupon rates 0.000%-6.500%, maturity dates 01/15/26-10/01/52), FNMA (coupon rates 0.000%-6.210%, maturity dates 08/01/28-11/01/52) and TVA (coupon rates 0.000%-5.250%, maturity dates 11/01/25-09/15/39) with the aggregate value, including accrued interest, of $510,043,208.	500,000	500,000,000
Canadian Imperial Bank of Commerce,
3.05%, dated 09/22/22, due 11/03/22 in the amount of $526,868,125 collateralized by U.S. Treasury Securities (coupon rates 0.125%-3.875%, maturity dates 11/15/22-02/15/52) with the aggregate value, including accrued interest, of $537,314,751.	525,000	525,000,000
3.05%, dated 09/22/22, due 11/03/22 in the amount of $35,124,542 collateralized by FHLMC (coupon rates 2.000%-5.000%, maturity dates 02/01/32-09/01/52), FNMA (coupon rates 2.000%-4.000%, maturity dates 09/01/35-12/01/51) and U.S. Treasury Securities (coupon rate 0.125%, maturity date 08/15/23) with the aggregate value, including accrued interest, of $35,821,036.	35,000	35,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Canadian Imperial Bank of Commerce, (cont’d.)
3.05%, dated 10/03/22, due 11/02/22 in the amount of $310,787,917 collateralized by U.S. Treasury Securities (coupon rates 0.125%-3.875%, maturity dates 08/15/23-02/15/50) with the aggregate value, including accrued interest, of $316,976,886.	310,000	$310,000,000
3.05%, dated 09/29/22, due 11/03/22 in the amount of $125,370,660 collateralized by FHLMC (coupon rates 3.500%-5.000%, maturity dates 10/01/48-09/01/52), FNMA (coupon rates 2.000%-3.500%, maturity dates 09/01/40-12/01/51), GNMA (coupon rates 2.500%-3.000%, maturity dates 03/20/50-12/20/51) and U.S. Treasury Securities (coupon rate 0.125%, maturity date 08/15/23) with the aggregate value, including accrued interest, of $127,856,483.	125,000	125,000,000
3.05%, dated 10/03/22, due 11/02/22 in the amount of $350,889,583 collateralized by U.S. Treasury Securities (coupon rates 0.125%-3.875%, maturity dates 04/30/23-02/15/52) with the aggregate value, including accrued interest, of $357,877,130.	350,000	350,000,000
Cantor Fitzgerald LP,
3.05%, dated 10/31/22, due 11/01/22 in the amount of $250,021,181 collateralized by FHLB (coupon rate 5.700%, maturity date 10/28/27), FHLMC (coupon rates 1.500%-5.500%, maturity dates 07/01/48-11/01/52), FNMA (coupon rates 2.000%-5.500%, maturity dates 04/01/31-10/01/52), GNMA (coupon rate 2.750%, maturity date 10/15/62) and TVA (coupon rates 0.000%-4.650%, maturity dates 06/15/35-06/15/38) with the aggregate value, including accrued interest, of $255,021,604.	250,000	250,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
CF Secured LLC,
3.05%, dated 10/31/22, due 11/01/22 in the amount of $500,042,361 collateralized by FHLB (coupon rate 0.000%, maturity dates 11/01/22-12/01/22), FHLMC (coupon rates 0.000%-4.500%, maturity dates 12/14/29-09/01/52), FNMA (coupon rates 2.500%-4.000%, maturity dates 09/01/51-07/01/52), GNMA (coupon rate 5.277%, maturity date 08/20/72) and U.S. Treasury Securities (coupon rates 0.000%-5.500%, maturity dates 12/22/22-05/15/51) with the aggregate value, including accrued interest, of $510,043,208.	500,000	$500,000,000
3.03%, dated 10/31/22, due 11/01/22 in the amount of $750,063,125 collateralized by FHLB (coupon rate 0.000%, maturity dates 11/01/22-12/14/22), FHLMC (coupon rates 0.000%-5.000%, maturity dates 12/14/29-09/01/52), FNMA (coupon rates 0.000%-4.500%, maturity dates 05/01/27-01/01/60), GNMA (coupon rates 2.457%-4.923%, maturity dates 02/20/43-08/20/72) and U.S. Treasury Securities (coupon rates 0.000%-7.625%, maturity dates 11/15/22-08/15/52) with the aggregate value, including accrued interest, of $765,064,387.	750,000	750,000,000
Goldman Sachs & Co.,
3.05%, dated 10/27/22, due 11/03/22 in the amount of $235,139,368 collateralized by FHLMC (coupon rates 2.000%-4.000%, maturity dates 03/01/52-08/01/52) and FNMA (coupon rates 2.000%-6.500%, maturity dates 07/01/30-07/01/55) with the aggregate value, including accrued interest, of $239,781,232.	235,000	235,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
ING Financial Markets LLC,
3.055%, dated 09/22/22, due 11/03/22 in the amount of $451,603,875 collateralized by FHLMC (coupon rates 2.000%-8.000%, maturity dates 08/01/35-09/01/52), FNMA (coupon rates 2.000%-6.500%, maturity dates 08/01/28-05/01/58), GNMA (coupon rates 2.000%-3.500%, maturity dates 05/20/51-01/20/52) and U.S. Treasury Securities (coupon rate 3.375%, maturity date 08/15/42) with the aggregate value, including accrued interest, of $459,000,000.	450,000	$450,000,000
3.055%, dated 10/05/22, due 11/03/22 in the amount of $45,110,744 collateralized by FHLMC (coupon rates 2.000%-5.500%, maturity dates 07/01/36-09/01/52), FNMA (coupon rates 2.000%-5.500%, maturity dates 08/01/35-05/01/58), GNMA (coupon rate 5.500%, maturity date 09/20/52) and U.S. Treasury Securities (coupon rates 2.375%-3.375%, maturity dates 02/15/42-08/15/42) with the aggregate value, including accrued interest, of $45,900,000.	45,000	45,000,000
3.055%, dated 10/07/22, due 11/03/22 in the amount of $50,114,563 collateralized by FHLMC (coupon rates 2.000%-5.500%, maturity dates 07/01/36-09/01/52), FNMA (coupon rates 2.000%-5.000%, maturity dates 04/01/36-05/01/58) and U.S. Treasury Securities (coupon rates 1.500%-3.250%, maturity dates 11/30/24-05/15/42) with the aggregate value, including accrued interest, of $51,000,000.	50,000	50,000,000
3.1%, dated 10/19/22, due 11/04/22 in the amount of $140,192,889 collateralized by FHLMC (coupon rates 2.000%-5.500%, maturity dates 08/01/35-09/01/52), FNMA (coupon rates 2.000%-5.500%, maturity dates 10/01/28-05/01/58) and U.S. Treasury Securities (coupon rates 3.125%-3.250%, maturity dates 11/15/41-05/15/42) with the aggregate value, including accrued interest, of $142,800,000.	140,000	140,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
ING Financial Markets LLC, (cont’d.)
3.65%, dated 10/28/22, due 11/25/22 in the amount of $25,070,972 collateralized by FNMA (coupon rates 4.500%-5.000%, maturity dates 06/01/52-09/01/52), GNMA (coupon rates 2.500%-4.500%, maturity dates 06/20/51-08/20/52) and U.S. Treasury Securities (coupon rate 2.375%, maturity date 02/15/42) with the aggregate value, including accrued interest, of $25,500,031.	25,000	$25,000,000
NatWest Markets Securities, Inc.,
3.03%, dated 10/27/22, due 11/03/22 in the amount of $400,235,667 collateralized by U.S. Treasury Securities (coupon rates 0.125%-3.125%, maturity dates 01/15/23-05/15/32) with the aggregate value, including accrued interest, of $408,240,381.	400,000	400,000,000
Nomura Securities International, Inc.,
3.05%, dated 10/31/22, due 11/01/22 in the amount of $150,012,708 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 12/01/35-10/01/52), FNMA (coupon rates 2.000%-6.000%, maturity dates 09/01/29-08/01/58) and GNMA (coupon rate 4.460%, maturity date 04/20/69) with the aggregate value, including accrued interest, of $153,013,421.	150,000	150,000,000
RBC Dominion Securities, Inc.,
3.05%, dated 10/31/22, due 11/01/22 in the amount of $340,028,806 collateralized by FHLMC (coupon rates 2.000%-3.500%, maturity dates 03/01/48-12/01/51), FNMA (coupon rates 3.000%-4.500%, maturity dates 02/01/40-08/01/51) and GNMA (coupon rates 2.000%-5.500%, maturity dates 10/20/50-10/20/52) with the aggregate value, including accrued interest, of $346,800,000.	340,000	340,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
The Northern Trust Company,
3.04%, dated 10/31/22, due 11/01/22 in the amount of $1,400,118,222 collateralized by U.S. Treasury Securities (coupon rates 0.375%-2.625%, maturity dates 01/31/26-08/31/28) with the aggregate value, including accrued interest, of $1,428,000,560.			1,400,000	$1,400,000,000
Wells Fargo Bank NA,
3.06%, dated 10/31/22, due 11/01/22 in the amount of $200,017,000 collateralized by FNMA (coupon rates 1.500%-6.000%, maturity dates 09/01/26-10/01/52) with the aggregate value, including accrued interest, of $204,017,340.			200,000	200,000,000

Total Repurchase Agreements (cost $7,230,000,000)				7,230,000,000
Time Deposits 4.4%
ABN AMRO Bank NV	3.080%	11/01/22	80,000	80,000,000
ABN AMRO Bank NV	3.080	11/02/22	100,000	100,000,000
ABN AMRO Bank NV	3.080	11/03/22	90,000	90,000,000
ABN AMRO Bank NV	3.510	11/07/22	65,000	65,000,000
Toronto-Dominion Bank (The)	3.070	11/03/22	60,000	60,000,000
U.S. Bank National Association	3.060	11/01/22	538,447	538,447,000

Total Time Deposits (cost $933,447,000)				933,447,000
U.S. Government Agency Obligations 1.9%
Federal Farm Credit Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)	3.065(c)	05/02/23	50,000	50,001,664
Federal Home Loan Bank,
SOFR + 0.020% (Cap N/A, Floor 0.000%)	3.070(c)	12/19/22	225,000	224,996,384
SOFR + 0.055% (Cap N/A, Floor 0.000%)	3.105(c)	03/02/23	33,000	33,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(Continued)
Federal Home Loan Bank, (cont’d.)
SOFR + 0.060% (Cap N/A, Floor 0.000%)	3.110%(c)	06/06/23	100,000	$100,042,302

Total U.S. Government Agency Obligations (cost $408,000,257)				408,040,350

Total Short-Term Investments (cost $18,606,298,591)				18,602,351,715

TOTAL INVESTMENTS 100.4% (cost $21,133,298,591)				21,128,085,090
Liabilities in excess of other assets (0.4)%				(93,989,375)

Net Assets 100.0%				$21,034,095,715

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FFCSB	Federal Farm Credit System Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LP	Limited Partnership
MTN	Medium Term Note
RBC	Royal Bank of Canada
SOFR	Secured Overnight Financing Rate
TVA	Tennessee Valley Authority
UBS	UBS Securities LLC
USOIS	United States Overnight Index Swap

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).